EARNING PER SHARE	12 Months Ended
Jun. 30, 2026
EARNING PER SHARE
EARNING PER SHARE

10.    EARNING PER SHARE

	06/30/2026	06/30/2025	06/30/2024
Numerator
(Loss)/Profit for the year from continuing operations attributable to equity holders of the parent	(76,646,452)	(45,706,811)	12,638,843
Loss for the year from discontinued operations attributable to equity holders of the parent	(181,504,967)	(9,709,243)	(8,363,155)
(Loss)/Profit for the year attributable to equity holders attributable to equity holders of the parent	(258,151,419)	(55,416,054)	4,275,688

Denominator
Weighted average number of shares (basic EPS)	63,645,110	63,228,240	62,840,129
Weighted average number of shares (diluted EPS)	63,645,110	63,228,240	63,485,432

(Loss)/Profit per share from continuing operations
Basic (loss)/profit attributable to ordinary equity holders of the parent	(1.2043)	(0.7229)	0.2011
Diluted (loss)/profit attributable to ordinary equity holders of the parent	(1.2043)	(0.7229)	0.1991

Loss per share from discontinued operations
Basic loss attributable to ordinary equity holders of the parent	(2.8518)	(0.1536)	(0.1331)
Diluted loss attributable to ordinary equity holders of the parent	(2.8518)	(0.1536)	(0.1331)

(Loss)/Profit per share for the year attributable to equity holders
Basic (loss)/profit attributable to ordinary equity holders of the parent	(4.0561)	(0.8764)	0.0680
Diluted (loss)/profit attributable to ordinary equity holders of the parent	(4.0561)	(0.8764)	0.0673

For the year ended June 30, 2026 and 2025, diluted earnings per share is the same as basic earnings per share as the Group reported a net loss and the inclusion of potential dilutive shares would have resulted in an anti-dilutive effect.

For the year ended June 30, 2024, diluted earnings per share were calculated by adjusting the weighted average number of shares outstanding to assume conversion of all dilutive potential shares. The Group had two categories of dilutive potential shares, share-based incentives and convertible notes.

The stock options were included in the diluted EPS calculation for the year ended June 30, 2024 only for the tranches in which the average market price of ordinary shares during the periods was higher than the assumed proceeds per option.

Convertible notes outstanding were not included in the diluted EPS calculations for the year ended June 30, 2024 because the interest (net of tax and other changes in income or expense) per ordinary share obtainable on conversion exceeds basic earnings per share.